S000090183 [Member] Expense Example - TCW White Oak Emerging Markets Equity Fund - Class I-3	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	$ 1,483